Stockholders' Equity (Details) - USD ($)		1 Months Ended			12 Months Ended		24 Months Ended
	Dec. 02, 2020	Aug. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 22, 2020
Stockholders' Equity (Details) [Line Items]
Owners to acquire equity interest								100.00%
Issuance of cash proceeds amount	$ 2,730,000
Stock issued sale of shares (in Shares)	9,100,000
Statutory reserve amount					$ 160,014	$ 160,014
Description of equity interest					In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.
Total restricted net assets					$ 11,654,519	10,628,933
TDH Group BVBA [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares (in Shares)				156,130
Owners to acquire equity interest				100.00%
Tdh Japan [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares (in Shares)				936,782
Owners to acquire equity interest				100.00%
Zuhua Zou [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares (in Shares)			2,000,000
Shares issued, price share (in Dollars per share)			$ 0.5
Issuance of cash proceeds amount			$ 1,000,000
Jishan Sun, Zou Ventures LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares (in Shares)		8,300,000
Shares issued, price share (in Dollars per share)		$ 0.3
Stock issued sale of shares (in Shares)		33,333,333
Aggregate purchase price		$ 10,000,000
Zhonghua Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of cash proceeds amount							$ 2,490,000
Easthill Capital Management LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of cash proceeds amount						$ 2,490,000
Dandan Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares (in Shares)						25,033,333
Issuance of cash proceeds amount						$ 3,270,000
Remaining subscription receivable						$ 4,240,000